UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Senior Vice President
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          May 15, 2000

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   112

Form 13F information Table Value Total:   $313,733



List of Other Included Managers:


FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share(c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100          742   21,080                                        21080
ALBERTSONS         COM   013104104         1020   33,050                                        33050
AMERICAN GENERAL   COM   026351106          463    8,256                                         8256
AMERICAN HOME PRO  COM   026609107         3965   73,764                                        73764
AMERICAN INTL      COM   026874107         5258   48,017                                        48017
AMGEN              COM   031162100          411    6,700                                         6700
ANHEUSER BUSCH     COM   035229103         3032   48,700                                        48700
ATLANTIC RICHFIEL  COM   048825103          626    7,360                                         7360
ATMI, INC.         COM   00207R101          971   20,350                                        20350
AUTOMATIC DATA     COM   053015103         6016  124,675                                       124675
BANKAMERICA        COM   06605F102          213    4,065                                         4065
BANK OF NEW YORK   COM   064057102         2798   67,328                                        67328
BAUSCH & LOMB      COM   071707103         1283   24,575                                        24575
BAXTER INTL        COM   071813109          430    7,209                                         7209
BECTON DICKINSON   COM   075887109         1312   49,875                                        49875
BELL ATLANTIC      COM   077853109         1503   24,596                                        24596
BELL SOUTH         COM   079860102          459    9,800                                         9800
BEST FOODS         COM   08658U101         1147   24,500                                        24500
BPA AMOCO          COM   055622104          823   15,452                                        15452
BRISTOL MYERS      COM   110122108         4934   85,074                                        85074
CALIF MICRO DEVIC  COM   130439102          878   32,000                                            0             32,000
CARPENTER TECH     COM   144285103         1422   68,325                                        18325             50,000
CEDAR FAIR L.P     COM   150185106          411   20,700                                        20700
CHATTEM            COM   162456107         2371  167,889                                       135389             32,500
CHEVRON            COM   166751107          232    2,513                                         2513
CHUBB              COM   171232101          648    9,598                                         9598
CISCO SYSTEMS      COM   17275R102          341    4,400                                         4400
CLOROX CO          COM   189054109          578   17,500                                        17500
COLGATE PALMOLIVE  COM   194162103         1559   27,647                                        27647
CREE RESEARCH      COM   225447101         1016    9,000                                             0             9,000
CONAGRA            COM   205887102          990   54,600                                        54600

  COLUMN TOTALS                           47852

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share(c) None
                                                                  in Instr.  Other
COCA COLA          COM   191216100          667   14,200                                        14200
DOVER CORP         COM   260003108         2829   59,100                                        59100
DUKE ENERGY        COM   264399106          285    5,426                                         5426
DU PONT            COM   263534109          465    8,788                                         8788
EDGE PETROLEUM     COM   279862106         1219  475,901                                       411901             64,000
EMERSON ELECTRIC   COM   291011104          985   18,544                                        18544
FIRST UNION        COM   337358105         7021  188,474                                       188474
FULTON FINANCIAL   COM   360271100          587   27,890                                        27890
GARDEN FRESH       COM   365235100         1143  103,875                                        62875             42,000
GENERAL ELECTRIC   COM   369604103        14617   93,922                                        93922
GENTEX             COM   371901109         6460  174,300                                       139800             34,500
GILLETTE           COM   375766102          339    8,984                                         8984
GLAXO HOLDINGS     COM   37733W105          389    6,780                                         6780
W W GRAINGER       COM   384802104         2290   42,210                                        42210
GTE CORP           COM   362320103          926   13,046                                        13046
H J HEINZ          COM   423074103         1230   35,261                                        35261
HERSHEY FOODS      COM   427866108          726   14,900                                        14900
HEWLETT PACKARD    COM   429236103         6873   51,850                                        51850
IBM                COM   459200101         2596   21,954                                        21954
INTEL              COM   458140100         8845   67,038                                        67038
ITI TECHNOLOGIES   COM   450564109         4299  144,500                                       114500             30,000
JOHNSON & JOHNSON  COM   478160104          226    3,211                                         3211
JPM COMPANY        COM   465933109         2074  251,400                                       191400             60,000
KEYSTONE FINANCIA  COM   493482103          239   12,990                                        12990
KIMBERLY CLARK     COM   494368103         5087   90,744                                        90744
LILLY, ELI         COM   532457108         4749   75,830                                        75830
LITHIA MOTORS      COM   536797103         3349  219,600                                       141100             78,500

  COLUMN TOTALS                           80515


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share(c) None
                                                                  in Instr.  Other
LUCENT TECH        COM   549463107         2528   40,775                                        40775
MCDONALDS CORP     COM   580135101          277    7,400                                         7400
MCI WORLDCOM       COM   55268B106          219    4,830                                         4830
MEADE INSTRUMENT   COM   583062104        21713  314,675                                       272675             42,000
MEDTRONIC          COM   585055106         4609   89,600                                        89600
McGRAW HILL        COM   580645109         1425   31,316                                        31316
MELLON BANK        COM   58551A108         5290  177,800                                       177800
MERCK              COM   589331107         3349   53,908                                        53908
MICROS             COM   594901100         1469   23,340                                         1340             22,000
MICROSOFT          COM   594918104         4934   46,436                                        46436
MONSANTO           COM   611662107         2041   39,625                                        39625
J P MORGAN         COM   616880100          382    2,900                                         2900
NATIONAL DENTEX    COM   63563H109          837   56,750                                        25750             31,000
NATL PENN BANC.    COM   637138108         1122   55,422                                        55422
NCI BUILDING       COM   628852105         2282  121,320                                        81320             40,000
NEWELL CO          COM   651192106         2834  114,230                                       114230
OCCIDENTAL PETROL  COM   674599105          288   13,900                                        13900
OMNICOM            COM   681919106         1470   15,700                                        15700
PARKWAY PROP       COM   70159Q104         4420  150,143                                       109143             41,000
PENN NATL GAMING   COM   707569109         5242  471,809                                       361809            110,000
PEPSICO            COM   713448108          695   19,921                                        19921
PERF. FOOD GROUP   COM   713755106         3503  160,125                                       128625             31,500
PLANTRONICS        COM   727493108         2455   26,350                                        17350              9,000
PROCTOR & GAMBLE   COM   742718109         4184   73,723                                        73723
POMEROY COMPUTER   COM   731822102         5887  320,387                                       259387             61,000

  COLUMN TOTALS                           83455
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share(c) None
                                                                  in Instr.  Other
PNC BANC CORP      COM   693475105          499   11,073                                        11073
PHARMACIA  UPJOHN  COM   716941109         4651   78,170                                        78170
Q-LOGIC            COM   747277101        32638  240,871                                       224071             16,800
RESCARE INC.       COM   760943100          474   50,600                                        15600             35,000
ROCK OF AGES       COM   772632105          502   97,900                                        37900             60,000
ROYAL DUTCH        COM   780257705          289    5,000                                         5000
SBC COMMUNICATION  COM   78387G103         3290   78,106                                        78106
SCHERING PLOUGH    COM   806605101         3983  106,936                                       106936
SARA LEE           COM   803111103         1747   97,028                                        97028
SCHLUMBERGER       COM   806857108         1257   16,430                                        16430
SIPEX              COM   829909100         6086  172,350                                       134350             38,000
STATE ST CORP      COM   857473102         2112   21,800                                        21800
SERVICEMASTER      COM   817615107          193   17,180                                        17180
SOVEREIGN BANC     COM   845905108           96   12,651                                        12651
STORAGE USA        COM   861907103         1597   52,162                                        52162
STRYKER CORP       COM   863667101          289    4,150                                         4150
SYSCO CORP         COM   871829107         2790   77,230                                        77230
A T & T CORP.      COM   001957109         3315   58,867                                        58867
TEXACO             COM   881694103          236    4,398                                         4398
TEXTRON            COM   883203101          223    3,666                                         3666
TRACTOR SUPPLY     COM   892356106          595   29,000                                                          29,000
TREX CO.           COM   89531P105         4710  123,150                                        93150             30,000
TYCO INT'L         COM   902124106        10331  206,109                                       206109
UNITED TECHNOLOGI  COM   913017109         1535   24,300                                        24300
UNIROYAL TECH      COM   909163107         2895   61,600                                        42600             19,000
WALGREEN           COM   931422109         2965  115,150                                       115150
WILLIAMS COS       COM   969457100         1305   29,703                                        29703
EXXON MOBIL        COM   30231G102         6229   79,856                                        79856
DENTSPLY INTL      COM   249030107         5079  179,010                                       179010
  COLUMN TOTALS                          101911
   FINAL TOTAL                         $313,733



